Prepayments and deposits	9 Months Ended
Jul. 31, 2022
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayments and deposits

	July 31, 2022	October 31, 2021
	$	$
Prepaid lease deposits	2,693,162	886,951
Prepaid equipment deposits	62,591,565	3,231,836
Prepaid insurance	5,772,465	3,839,880
Prepaid construction charges	21,891,269	—
Other prepaids	2,883,378	626,557
	95,831,839	8,585,224
Non-current portion of prepaid lease deposits	2,109,568	—
Current prepaids and deposits	93,722,271	8,585,224
Other prepaids consist principally of deposits, subscriptions, and environmental financial assurance.